BORROWINGS - Compliance with covenants and credit facilities (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 RUB (₽)
Available credit facilities
Total available unused credit facilities		₽ 363,000
60 days
Compliance with covenants
Debt covenant maximum allowed amount for payment of court award	$ 75	4,643
Debt covenant maximum number of days allowed without appeal, discharge or waive	60 days
180 days
Compliance with covenants
Debt covenant maximum allowed amount for payment of court award	$ 250	15,476
Debt covenant maximum number of days allowed without appeal, discharge or waive	180 days
Sberbank available till May 2024
Available credit facilities
Total available unused credit facilities		115,000
Sberbank available till August 2025
Available credit facilities
Total available unused credit facilities		60,000
Sberbank available till June 2020
Available credit facilities
Total available unused credit facilities		₽ 50,000
Interest rate	7.90%	7.90%
Sberbank available till August 2024
Available credit facilities
Total available unused credit facilities		₽ 20,000
VTB bank available till March 2020
Available credit facilities
Total available unused credit facilities		₽ 30,000
VTB bank available till March 2020 | CBR key rate
Available credit facilities
Basis spread on variable rate	0.50%	0.50%
VTB bank available till August 2028
Available credit facilities
Total available unused credit facilities		₽ 80,000
Rosselhozbank
Available credit facilities
Total available unused credit facilities		5,000
SPB Bank
Available credit facilities
Total available unused credit facilities		₽ 3,000
Citibank | MosPrime
Available credit facilities
Basis spread on variable rate	1.50%	1.50%
Number of days for repayment of credit facility	182 days
MTS International Notes due 2020
Compliance with covenants
Notes redemption price (as a percentage of principal)	101.00%
MTS International Notes due 2023
Compliance with covenants
Notes redemption price (as a percentage of principal)	101.00%